Income Taxes - Reconciliation of Income Tax Expense by Applying Statutory U.S. Federal Income Tax Rate to Income Before Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax on the loss before income tax expense computed at the federal statutory rate of 34%	$ (5,408,551)	$ (4,717,063)
State tax (benefit) at statutory rate, net of federal benefit	(928,107)	(13,020)
Change in Valuation Allowance	4,199,154	1,578,347
Change in research and development credits	(60,991)	316,311
Change in fair value of warrants	1,493,215	2,960,766
Other	705,280	(125,341)
Income tax expense	$ 0	$ 0
Effective income tax rate	0.00%	0.00%
Federal statutory rate percentage	34.00%	34.00%